Document and Entity Information	Jul. 30, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001785173
Document Type	8-K/A
Document Period End Date	Jul. 30, 2024
Entity Registrant Name	89bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39122
Entity Tax Identification Number	36-4946844
Entity Address, Address Line One	142 Sansome Street
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	432-9270
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ETNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Form 8-K/A”) amends the Current Report on Form 8-K filed by 89bio, Inc. (the “Company”) on August 5, 2024 (the “Initial Form 8-K”). The Initial Form 8-K reported the appointment of Charles McWherter, Ph.D. as a member of the board of directors of the Company (the “Board”). Pursuant to Instruction 2 to Item 5.02 of Form 8-K, this Form 8-K/A is being filed to disclose committee assignments for Dr. McWherter, which had not been determined at the time of filing of the Initial Form 8-K. No other changes have been made to the Initial Form 8-K.